INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Continuing operations	$ 1,531,000	$ 572,000	$ 480,000
Discontinued operations	0	(100,000)	(171,000)
Total provision	$ 1,531,000	$ 472,000	$ 309,000